Share capital (Tables)	6 Months Ended
Dec. 31, 2024
Share capital.
Schedule of share capital

	Number of shares	Ordinary shares
	(thousands)	£’000
At 1 July 2023	164,842	53
Employee share-based compensation awards – issue of shares	—	—
At 31 December 2023	164,842	53
Trawlers Limited investment – issue of shares	6,061	2
Employee share-based compensation awards – issue of shares	98	—
At 30 June 2024	171,001	55
Trawlers Limited investment – issue of shares	3,030	1
At 31 December 2024	174,031	56